ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2014	2013
Trade receivables	$92,531	$82,086
Less: allowance for doubtful accounts	(2,275)	(2,279)
	90,256	79,807
Sales taxes receivable	1,979	3,598
Proceeds from Aircard sale held in escrow	—	13,800
Other receivables	14,564	15,285
	$106,799	$112,490

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2014	2013
Balance, beginning of year	$2,279	$2,435
Bad debt expense	329	1,077
Write-offs and settlements	(290)	(1,242)
Foreign exchange	(43)	9
	$2,275	$2,279